Organization Consolidation and Presentation of Financial Statements	12 Months Ended
Dec. 31, 2012
Organization Consolidation and Presentation of Financial Statements [Abstract]:
Basis of Presentation and General Information [Text Block]

1. Basis of Presentation and General Information:
The accompanying consolidated financial statements include the accounts of Costamare Inc. (“Costamare”) and its wholly-owned subsidiaries (collectively, the “Company”). Costamare was formed on April 21, 2008, under the laws of the Republic of the Marshall Islands.
Costamare was incorporated as part of a reorganization to acquire the ownership interest in 53 ship-owning companies (the “predecessor companies”) owned by the Konstantakopoulos family (Vasileios Konstantakopoulos and his three sons Messrs. Konstantinos Konstantakopoulos, Achillefs Konstantakopoulos and Christos Konstantakopoulos, together the “Family”). The reorganization was completed in November 2008. On November 4, 2010, Costamare completed its initial public offering in the United States under the United States Securities Act of 1933, as amended. Furthermore, on March 27, 2012 and on October 19, 2012, the Company completed two follow-on public offerings in the United States under the United States Securities Act of 1933, as amended, and issued 7,500,000 shares and 7,000,000 shares, respectively, par value $0.0001, at a public offering price of $14.10 per share and $14.00 per share, respectively, increasing the issued share capital to 74,800,000 shares. At December 31, 2012, members of the Family owned, directly or indirectly, approximately 64.8% of the outstanding common shares, in the aggregate.
As of December 31, 2011 and 2012, the Company owned and operated a fleet of 46 and 47 container vessels, respectively, with a total carrying capacity of approximately 233,980 TEU and 239,498 TEU, respectively, through wholly-owned subsidiaries incorporated in the Republic of Liberia, providing worldwide marine transportation services by chartering its container vessels to some of the world's leading liner operators under long, medium and short-term time charters.
At December 31, 2012, Costamare had 84 wholly-owned subsidiaries, all incorporated in the Republic of Liberia, out of which 47 operate vessels, 25 sold or disposed their vessels and became dormant, ten were established in 2010 and 2011 to be used for the acquisition of ten newbuild vessels (Note 6) and two were established to be used for future vessel acquisitions.